Shareholders' equity - Normal Course Issuer Bid (Details) - CAD ($) $ in Millions		9 Months Ended	12 Months Ended					16 Months Ended
	Aug. 06, 2021	Dec. 31, 2023	Nov. 21, 2024	Mar. 31, 2024	Nov. 21, 2023	Apr. 02, 2023	Apr. 03, 2022	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)				7,855,007		1,152,802	5,636,763
Normal course issuer bid purchase of subordinate voting shares				$ 140.2		$ 26.7	$ 253.2
Share repurchase program, liability to broker				$ 0.0		$ 20.0		$ 0.0
Share repurchase program, percentage of issued and outstanding shares	10.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Share repurchase program, period			12 months		12 months
Number of shares repurchased (in shares)		4,268,883		7,855,007		1,152,802	5,636,763	5,421,685
Normal course issuer bid purchase of subordinate voting shares		$ 83.3				$ 26.7	$ 253.2	$ 111.2
Subordinate voting shares | Maximum
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase (in shares)			4,980,505		5,421,685		5,943,239
Subordinate voting shares | Automatic Share Purchase Plan (“ASPP”)
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)		1,184,152		3,088,648		821,622
Normal course issuer bid purchase of subordinate voting shares		$ 25.3		$ 49.6		$ 20.0
Subordinate voting shares | Fiscal 2024 NCIB
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)				3,586,124
Normal course issuer bid purchase of subordinate voting shares				$ 56.9
Retained earnings
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares				122.4		24.3	$ 241.3
Retained earnings | Subordinate voting shares
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares		$ 73.6				$ 25.4	$ 241.3
Retained earnings | Subordinate voting shares | Fiscal 2024 NCIB
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares				$ 48.8